Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ 772,934	$ 4,452,723
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	7,364,688	9,101,605
Stock compensation	686,133	460,651
Bad debt expense	(32,544)	110,416
Gain on sale of real estate assets, net	(6,319,272)	(12,200,138)
Impairment of real estate assets	0	532,951
Accretion of original issue discount	386,595
Amortization of financing costs	965,239	675,087
Amortization of above-market leases	55,466	68,878
Amortization of below-market leases	(185,995)	(894,445)
Straight-line rent adjustment	(63,895)	45,778
Changes in operating assets and liabilities:
Other assets	1,035,806	(818,384)
Accounts payable and accrued liabilities	(767,440)	(1,183,057)
Accrued real estate taxes	(106,779)	80,387
Net cash provided by operating activities	3,790,936	432,452
Cash flows from investing activities:
Real estate acquisitions	(13,037,562)	(17,326,915)
Additions to buildings and tenant improvements	(6,393,711)	(3,359,283)
Additions to deferred leasing costs	(661,401)	(714,596)
Proceeds from sales of real estate, net	32,073,721	46,991,372
Net cash provided by investing activities	11,981,047	25,590,578
Cash flows from financing activities:
Proceeds from mortgage notes payable, net of issuance costs	15,494,715	20,510,012
Repayment of mortgage notes payable	(23,176,581)	(31,374,774)
Redemption of mandatorily redeemable preferred stock	(16,900,000)	(13,800,000)
Series B Preferred Stock costs		(153,500)
Proceeds from note payable, net of issuance costs	11,479,237
Contributions received from noncontrolling interests in excess of distributions paid	331,603	260,872
Repurchase of common stock	(227,428)
Dividends paid to stockholders	(2,158,469)
Net cash used in financing activities	(15,156,923)	(24,557,390)
Net (decrease) increase in cash equivalents and restricted cash	615,060	1,465,640
Cash, cash equivalents and restricted cash - beginning of period	9,776,215	8,310,575
Cash, cash equivalents and restricted cash - end of period	10,391,275	9,776,215
Supplemental disclosure of cash flow information:
Interest paid-Series B preferred stock	1,859,672	4,357,694
Interest paid-mortgage notes payable	6,442,750	7,806,068
Interest paid-notes payable	713,262
Non-cash financing activities:
Accrual of dividends payable		$ 1,075,371